Fair Value Measurements - Summary of Fair Value of Investments, Other than Level 1 (Detail) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 508,503,397	$ 453,077,912
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	310,634,918	343,410,788
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 106,295,583
Redemption notice period	90 days
Fair Value, Inputs, Level 1 [Member] | Commingled Pools [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 91,572,896
Redemption notice period	30 days
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust And Commingled Pools [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 197,868,479	$ 109,667,124
Redemption notice period		90 days